Condensed Interim Statements of Loss - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses
Assays and analysis	$ 183,838	$ 360,966
Drilling	1,235,891	0
Environmental	12,024	17,470
Equipment rental	59,686	37,466
Freight	68,558	24,591
Geological, including geophysical	1,047,365	804,324
Graphics	15,495	10,982
Helicopter and fuel	962,389	431,025
Property acquisition and assessments costs	112,917	102,928
Site activities	744,338	444,521
Socioeconomic	162,169	44,806
Technical data	19,030	14,453
Travel and accommodation	121,433	101,815
Exploration and evaluation	4,745,133	2,395,347
Legal, accounting and audit	8,483	3,944
Office and administration	99,653	72,332
Rent	14,587	12,595
Shareholder communication	109,438	70,906
Travel and accommodation	18,237	16,265
Trust and regulatory	22,890	5,071
Administration	273,288	181,113
Equity-settled share-based compensation	65,184	26,758
Cost recoveries	(4,211,577)	(1,799,566)
Loss (income) before other items	872,028	803,652
Other items
Finance income	(121,876)	(85,956)
Interest expense - director's loans	24,932	24,932
Accretion expense - office lease	1,440	2,071
Other fee income	0	(375,000)
Amortization of right-of-use asset	5,044	5,045
Transaction cost - director's loans	40,593	30,472
Foreign exchange loss	638	(220)
Net loss	822,799	404,996
Other comprehensive loss
Change in value of marketable securities	4,752	56,942
Total other comprehensive loss	$ 827,551	$ 461,938
Basic and diluted loss per share	$ 0.00	$ 0.00
shares outstanding	211,702,894	186,602,894